COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Summary of commitments to purchase raw materials or services

	As of March 31,
	2022	2022
	(RMB)	(US$)
Other professional service fee	7,617,840	$1,200,000
Research and development	73,894,705	11,640,261
Purchase raw materials	17,664,500	17,664,500
Total	99,177,045	$30,504,761